Transactions with Related Parties	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Related Party Transactions [Abstract]
Transactions with Related Parties

(8) Transactions with related parties

The Company has entered into five non-cancelable operating leases with related parties for office and store locations. Ollie’s has made $0.9 million in rent payments to such related parties during the thirty-nine weeks ended October 31, 2015 and during the thirty-nine weeks ended November 1, 2014.

During the thirty-nine weeks ended October 31, 2015 and November 1, 2014, the Company paid $0.1 million for the use of an airplane owned by a related party.

(11) Transactions with related parties

The Company has entered into five non-cancelable operating leases with related parties for office and store locations. The annual lease payments approximate $1.2 million and such payments are payable through 2023.